Note 12 - Lease	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
12.	Lease

The Company has operating leases for offices in the U.S. and China with remaining lease terms of approximately
3
years and
1.36
years, respectively. Total expenses incurred under the operating leases for the years ended
December 31, 2018,
2019
and
2020
were
$548,
$816
and
$878,
respectively.

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2019	2020
	$	$

Operating lease right-of-use assets	2,538	2,174

Current portion of operating lease liabilities	537	787
Operating lease liabilities	1,935	1,359
Total lease liabilities	2,472	2,146

Maturities of operating lease liabilities are as follows:

$

Year ending December 31, 2021	972
Year ending December 31, 2022	792
Year ending December 31, 2023	708
Total lease payment	2,472
Less imputed interest	(326)

Present value of lease liabilities	2,146

Other supplemental information related to leases is summarized below:

	Year ended December 31,
	2019	2020
	$	$

Operating cash flows used in operating lease	863	840

	As of December 31,
	2019	2020

Weighted average remaining lease term (years)	4.00	2.87
Weighted average discount rate	8.4%	8.9%